Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 16,842	$ 9,039
Other current assets	2,425	2,993
Tax receivables	200	600
Social charges on personnel expenses	200	300
Other deferred expenses		600
Calyxt Inc. [member]
Prepaid expenses and other current assets [line items]
Deferred expense on sale and lease-back transaction	2,100	2,100
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 7,800	$ 8,200